WARRANT LIABILITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Balance at beginning of the year	$ 1,579
Balance at end of the year	2,295	$ 1,579
Warrants [Member]
Statement [Line Items]
Balance at beginning of the year	1,579	2,009
Fair value adjustment	650	(520)
Effect of movement in exchange rates	66	90
Balance at end of the year	$ 2,295	$ 1,579